Financial Information by Business Segment (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Operating Results and Assets of Reportable Segments
The operating results and assets of the Company’s reportable segments were as follows as of and for the year ended December 31, 2015:

(in thousands)	Exploration and Production	Rice Midstream Holdings	Rice Midstream Partners	Elimination of Intersegment Transactions	Consolidated Total
Operating revenues	$452,962	$27,364	$114,459	$(92,644)	$502,141
Operating expenses	944,117	13,671	52,423	(69,903)	940,308
Operating (loss) income	$(491,155)	$13,693	$62,036	$(22,741)	$(438,167)

Segment assets	$3,004,226	$300,148	$689,790	$(23,633)	$3,970,531
Goodwill	$—	$—	$39,142	$—	$39,142
Depreciation, depletion and amortization	$308,194	$2,786	$16,399	$(4,595)	$322,784
Capital expenditures for segment assets	$869,134	$156,013	$248,463	$(27,336)	$1,246,274

The operating results and assets of the Company’s reportable segments were as follows as of and for the year ended December 31, 2014:

(in thousands)	Exploration and Production	Rice Midstream Holdings	Rice Midstream Partners	Elimination of Intersegment Transactions	Consolidated Total
Operating revenues	$385,438	$852	$6,448	$(1,796)	$390,942
Operating expenses	356,019	10,126	37,015	(1,796)	401,364
Operating income (loss)	$29,419	$(9,274)	$(30,567)	$—	$(10,422)

Segment assets	$2,935,814	$149,044	$443,091	$—	$3,527,949
Goodwill	$294,908	$—	$39,142	$—	$334,050
Depreciation, depletion and amortization	$151,900	$205	$4,165	$—	$156,270
Capital expenditures for segment assets	$693,129	$107,319	$169,826	$—	$970,274

The operating results and assets of the Company’s reportable segments were as follows for the year ended December 31, 2013:

(in thousands)	Exploration and Production	Rice Midstream Holdings	Rice Midstream Partners	Elimination of Intersegment Transactions	Consolidated Total
Operating revenues	$88,604	$—	$498	$(415)	$88,687
Operating expenses	111,047	229	5,706	(415)	116,567
Operating loss	$(22,443)	$(229)	$(5,208)	$—	$(27,880)

Depreciation, depletion and amortization	$31,467	$158	$1,190	$—	$32,815
Capital expenditures for segment assets	$406,179	$14,964	$44,244	$—	$465,387